Dec. 31, 2017
First Investors Tax Exempt New York Fund
First Investors Tax Exempt New York Fund
SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018, AS SUPPLEMENTED

1.	In “The Funds Summary Section” for each Fund, the second to last sentence of the first paragraph under the heading “Fees and Expenses of the Fund” is deleted and replaced with the following:

You may be required to pay a commission to your financial intermediary for Advisor Class and Institutional Class shares purchased through them.

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Please retain this Supplement for future reference

TEP119